Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies

At December 31, 2016, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2017	122	1.32036	23	1.45496	3,500	0.05995
2017	(885)	0.79352	(15)	0.68983	—	—
2018	1	1.30509	1	1.44050	1,819	0.05194
2018	(597)	0.78550	(2)	0.68689	—	—
2019	—	—	—	—	564	0.04335
2019	(338)	0.78407	—	—	—	—
2020	(126)	0.76519	—	—	—	—
2021	(8)	0.76001	—	—	—	—

	(1,831)		7		5,883

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech koruna amount	Weighted average rate
2017	115	0.90038	5	1.18435	4,084	0.03722
2017	(112)	1.19637	(28)	0.84126	—	—
2018	43	0.87976	1	1.17412	2,389	0.03766
2018	(53)	1.16833	(17)	0.80446	—	—
2019	24	0.86787	—	—	1,167	0.03777
2019	(24)	1.15362	(9)	0.80790	—	—
2020	5	0.86156	—	—	165	0.03802
2020	(2)	1.17400	(5)	0.87553	—	—

	(4)		(53)		7,805

Schedule of Company's Financial Assets and Liabilities

The Company’s financial assets and liabilities consist of the following:

	2016	2015

Trading
Cash and cash equivalents	$974	$2,863
Investment in ABCP	60	73
Equity investments	—	4

	$1,034	$2,940

Held-to-maturity investments
Severance investments	$3	$3

Loans and receivables
Accounts receivable	$6,165	$5,439
Long-term receivables included in other assets [note 14]	229	87

	$6,394	$5,526

Other financial liabilities
Bank indebtedness	$8	$25
Commercial paper	615	—
Long-term debt (including portion due within one year)	2,533	2,538
Accounts payable	5,430	4,746

	$8,586	$7,309

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses and other	$12	$27
Other assets	6	4
Other accrued liabilities	(134)	(191)
Other long-term liabilities	(61)	(152)

	$(177)	$(312)

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements

The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts

December 31, 2016
Assets	$18	$17	$1
Liabilities	$(195)	$(17)	$(178)

December 31, 2015
Assets	$31	$30	$1
Liabilities	$(343)	$(30)	$(313)